PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Cash paid for the acquisition of property and equipment	$ 242	$ 218
Office equipment
Disclosure Of Property Plant And Equipment [Line Items]
Cash paid for the acquisition of property and equipment	$ 242	$ 218